LOOMIS SAYLES FUNDS

Supplement dated April 23, 2012 to the Loomis Sayles Inflation Protected Securities Fund and the Loomis Sayles Intermediate Duration Bond Fund Statement of Additional Information dated February 1, 2012, as may be revised and supplemented from time to time.

Loomis Sayles Inflation Protected Securities Fund

Effective immediately, John Hyll and Clifton V. Rowe no longer serve as portfolio managers of the Loomis Sayles Inflation Protected Securities Fund. All references to Mr. Hyll and Mr. Rowe and corresponding disclosure relating to Mr. Hyll and Mr. Rowe as portfolio managers of the Loomis Sayles Inflation Protected Securities Fund are removed.

Loomis Sayles Intermediate Duration Bond Fund

Effective immediately, Neil A. Burke and Richard Raczkowski no longer serve as portfolio managers of the Loomis Sayles Intermediate Duration Bond Fund. All references to Mr. Burke and Mr. Raczkowski and corresponding disclosure relating to Mr. Burke and Mr. Raczkowski are removed.

Loomis Sayles Inflation Protected Securities Fund

Loomis Sayles Intermediate Duration Bond Fund

Effective immediately, Elaine Kan, Kevin Kearns and Maura Murphy have joined the portfolio management team of the Loomis Sayles Inflation Protected Securities Fund and Christopher Harms and Kurt Wagner have joined the portfolio management team of the Loomis Sayles Intermediate Duration Bond Fund. The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

As of September 30, 2011 (February 29, 2012 for Christopher Harms, Elaine Kan, Kevin Kearns, Maura Murphy and Kurt Wagner), many of the portfolio managers of the Funds managed other accounts in addition to managing the relevant Funds. The following table provides information on the other accounts managed by each portfolio manager.

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Christopher Harms	0	$0	0	$0	0	$0	0	$0	9	$818 thousand	0	$0
Elaine Kan	0	$0	0	$0	0	$0	0	$0	4	$1.1 million	0	$0
Kevin Kearns	5	$739.8 million	0	$0	7	$1.4 billion	0	$0	43	$5.8 billion	3	$239.6 million

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Maura Murphy	1	$32.0 million	0	$0	1	$30.9 million	0	$0	9	$695 thousand	0	$0
Kurt Wagner	0	$0	0	$0	2	$252.5 million	0	$0	60	$3.07 billion	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of September 30, 2011 (February 29, 2012 for Christopher Harms, Elaine Kan, Kevin Kearns, Maura Murphy and Kurt Wagner) the portfolio managers had the following ownership in the Funds:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested*
Christopher Harms	Loomis Sayles Intermediate Duration Bond Fund	A
Elaine Kan	Loomis Sayles Inflation Protected Securities Fund	C
Kevin Kearns	Loomis Sayles Inflation Protected Securities Fund	A
Maura Murphy	Loomis Sayles Inflation Protected Securities Fund	A
Kurt Wagner	Loomis Sayles Intermediate Duration Bond Fund	B

* A. None B. $1 -10,000 C. $10,001 - $50,000 D. $50,001 - $100,000	E. $100,001 - $500,000 F. $500,001 - $1,000,000 G. over $1,000,000